Schedule of Share-based Compensation (Details) $ in Thousands, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units (“RSUs”)	$ 2.9	$ 0.8	$ 4.5	$ 2.6
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units (“RSUs”)					$ 5,062	$ 4,004